10. Subsequent Events (Details)	12 Months Ended
Dec. 31, 2020
Event #1
Subsequent Event, Description	Company contributed an additional $300,000 investment into the Bonanza Project
Event #2
Subsequent Event, Description	Company issued 213,333 common shares
Subsequent Event, Date	Jan. 07, 2021
Event #3
Subsequent Event, Description	Company issued 227,000 common shares
Subsequent Event, Date	Jan. 21, 2021
Event #4
Subsequent Event, Description	Company issued 5,000 common shares
Subsequent Event, Date	Jan. 21, 2021
Event #5
Subsequent Event, Description	Company contributed an additional $180,000 to the Bonanza Project
Event #6
Subsequent Event, Description	Company issued 63,334 common shares